Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 658,921	$ 742,364
Accumulated depreciation:	358,219	310,592
Property and equipment, net	300,702	431,772
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	575,432	634,203
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	33,122	9,060
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	29,906	23,260
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 23,461	$ 75,841